Lease agreements - Lease liabilities - General information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease agreements
Total lease liabilities	€ 8,568	€ 8,410	€ 8,065	€ 7,371
Non-current lease liabilities	7,099	6,901	6,696
Current lease liabilities	€ 1,469	€ 1,509	€ 1,369